Contingencies	12 Months Ended
Dec. 31, 2013
Contingencies [Abstract]
Contingencies

NOTE 21 — CONTINGENCIES

Litigation

CIT is currently involved, and from time to time in the future may be involved, in a number of judicial, regulatory, and arbitration proceedings relating to matters that arise in connection with the conduct of its business (collectively, “Litigation”). In view of the inherent difficulty of predicting the outcome of Litigation matters, particularly when such matters are in their early stages or where the claimants seek indeterminate damages, CIT cannot state with confidence what the eventual outcome of the pending Litigation will be, what the timing of the ultimate resolution of these matters will be, or what the eventual loss, fines, or penalties related to each pending matter will be, if any. In accordance with applicable accounting guidance, CIT establishes reserves for Litigation when those matters present loss contingencies as to which it is both probable that a loss will occur and the amount of such loss can be reasonably estimated. Based on currently available information, CIT believes that the results of Litigation that is currently pending, taken together, will not have a material adverse effect on the Company’s financial condition, but may be material to the Company’s operating results or cash flows for any particular period, depending in part on its operating results for that period. The actual results of resolving such matters may be substantially higher than the amounts reserved.

For certain Litigation matters in which the Company is involved, the Company is able to estimate a range of reasonably possible losses in excess of established reserves and insurance. For other matters for which a loss is probable or reasonably possible, such an estimate cannot be determined. For Litigation where losses are reasonably possible, management currently estimates the aggregate range of reasonably possible losses as up to $90 million in excess of established reserves and insurance related to those matters, if any. This estimate represents reasonably possible losses (in excess of established reserves and insurance) over the life of such Litigation, which may span a currently indeterminable number of years, and is based on information currently available as of December 31, 2013. The matters underlying the estimated range will change from time to time, and actual results may vary significantly from this estimate.

Those Litigation matters for which an estimate is not reasonably possible or as to which a loss does not appear to be reasonably possible, based on current information, are not included within this estimated range and, therefore, this estimated range does not represent the Company’s maximum loss exposure.

The foregoing statements about CIT’s Litigation are based on the Company’s judgments, assumptions, and estimates and are necessarily subjective and uncertain. Several of the Company’s Litigation matters are described below.

Tyco Tax Agreement

In connection with the Company’s separation from Tyco International Ltd (“Tyco”) in 2002, CIT and Tyco entered into a Tax Agreement pursuant to which, among other things, CIT agreed to pay Tyco for tax savings actually realized by CIT, if any, as a result of the use of certain net operating losses arising during the period that Tyco owned CIT (the “Tyco Tax Attribute”), which savings would not have been realized absent the existence of the Tyco Tax Attribute. During CIT’s bankruptcy, CIT rejected the Tax Agreement.  Tyco filed a Notice of Arbitration during the second quarter of 2011, seeking arbitration of its alleged contractual damages resulting from rejection of the Tax Agreement. The arbitration hearing was scheduled to begin in December 2013.  In November 2013, the parties engaged in a mediation and settlement negotiations resulting in a settlement of the matter.  Pursuant to the settlement, CIT paid Tyco $60 million in December 2013 and Tyco released all claims that it had with respect to the federal Tyco Tax Attribute, which could have been as much as approximately $794 million and the state Tyco Tax Attribute which could have been as much as approximately $180 million. The settlement has been fully consummated and the matter is resolved.

Lac-Mégantic, Quebec Derailment

On July 6, 2013, a freight train including five locomotives and seventy-two tank cars carrying crude oil derailed in the town of Lac-Mégantic, Quebec. Nine of the tank cars were owned by The CIT Group/Equipment Financing, Inc. (“CIT/EF”) (a wholly-owned subsidiary of the Company) and leased to Western Petroleum Company (“WPC”), a subsidiary of World Fuel Services Corp. (“WFS”). Two of the locomotives are owned by CIT/EF and were leased to Montreal, Maine & Atlantic Railway, Ltd. (“MMA”), the railroad operating the freight train at the time of the derailment, a subsidiary of Rail World, Inc.

The derailment was followed by explosions and fire, which resulted in the deaths of over forty people and an unknown number of injuries, the destruction of more than thirty buildings in Lac-Mégantic, and the release of crude oil on land and into the Chaudiègere River.  The extent of the property and environmental damage has not yet been determined. Twenty lawsuits have been filed in Illinois by representatives of the deceased in connection with the derailment. The Company is named as a defendant in seven of the twenty lawsuits, together with 13 other defendants, including WPC, MMA (who has since been dismissed without prejudice as a result of its chapter 11 bankruptcy filing on August 7, 2013), and the lessors of the other locomotives and tank cars. Liability could be joint and several among some or all of the defendants. All but two of these cases have been consolidated in the U.S. District Court in the Northern District of Illinois. The Company has joined a motion to move these cases to the U.S. District Court in Maine. The Company has been named as an additional defendant in a pending class action in the Superior Court of Quebec, Canada.  Other cases may be filed in U.S. and Canadian courts. The plaintiffs in the pending U.S. and Canadian actions assert claims of negligence and strict liability based upon alleged design defect against the Company in connection with the CIT/EF tank cars. The Company has rights of indemnification and defense against its lessees, WPC and MMA, and also has rights as an additional insured under liability coverage maintained by the lessees. In addition, the Company and its subsidiaries maintain contingent and general liability insurance for claims of this nature, and the Company and its insurers are working cooperatively with respect to these claims.

The Lac-Mégantic derailment has triggered a number of regulatory investigations and actions. The Transportation Safety Board of Canada is investigating the cause of the derailment, with assistance from Transport Canada. In addition, Quebec’s Environment Ministry has issued an order to WFS, WPC, MMA, and Canadian Pacific Railway (which allegedly subcontracted with MMA) to pay for the full cost of environmental clean-up and damage assessment related to the derailment.

As the Company is unable to predict the outcome of the foregoing legal proceedings or whether and the extent to which additional lawsuits or claims will be brought against the Company or its subsidiaries, the regulatory investigations have not been concluded, the total damages have not been quantified, there are a large number of parties named as defendants, and the extent to which resulting liability will be assessed against other parties and their financial ability to bear such responsibilities is unknown, the Company cannot reasonably estimate the amount or range of loss that may be incurred in connection with the derailment. The Company is vigorously defending the claims that have been asserted, including pursuing its rights under indemnification agreements and insurance policies.

BRAZILIAN TAX MATTERS

Banco CIT, CIT’s Brazilian bank subsidiary, is pursuing seven tax appeals relating to disputed local tax assessments on leasing services and importation of equipment. The disputes primarily involve questions of whether the correct taxing authorities were paid and whether the proper tax rate was applied.

ISS Tax Appeals

Notices of infraction were received relating to the payment of Imposto sobre Serviços (“ISS”), charged by municipalities in connection with services. The Brazilian municipalities of Itu and Cascavale claim that Banco CIT should have paid them ISS tax on leasing services for tax years 2006-2011. Instead, Banco CIT paid the ISS tax to Barueri, the municipality in which it is domiciled in São  Paulo, Brazil. The disputed issue is whether the ISS tax should be paid to the municipality in which the leasing company is located or the municipality in which the services were rendered or the customer is located. The amounts claimed by the taxing authorities of Itu and Cascavel collectively for tax assessments and penalties are approximately 850 thousand Reais (approximately $350 thousand). Recent favorable legal precedent in a similar tax appeal has been issued by Brazil’s highest court resolving the conflict between the municipalities.

ICMS Tax Appeals

Notices of infraction were received relating to the payment of Imposto sobre Circulaco de Mercadorias e Servicos (“ICMS”) taxes charged by states in connection with the importation of equipment. The state of São Paulo claims that Banco CIT should have paid it ICMS tax for tax years 2006-2009 because Banco CIT, the purchaser, is located in São Paulo. Instead, Banco CIT paid ICMS tax to the states of Espirito Santo, Espirito Santa Caterina, and Alagoas, where the imported equipment arrived. A recent regulation issued by São Paulo in December 2013 reaffirms a 2009 agreement by São Paulo to conditionally recognize ICMS tax payments made to Espirito Santo. The amounts claimed by São Paulo collectively for tax assessments and penalties are approximately: (i) 79 million Reais (approximately $34 million) for goods imported into the state of Espirito Santo from 2006 -  2009 and the states of Espirito Santa Caterina and Alagoas in 2007 and 2008.

A notice of infraction was received relating to São  Paulo’s challenge of the ICMS tax rate paid by Banco CIT for tax years 2004-2007. São  Paulo alleges that Banco CIT paid a lower rate of ICMS tax on imported equipment than was required ( 8.8% instead of 18%). Banco CIT challenged the notice of infraction and was partially successful – the period from January 1, 2004 through December 22, 2004 has been excluded from the amounts claimed to be due by São  Paulo. Banco CIT has commenced a judicial proceeding challenging the unfavorable portion of the administrative ruling. The amount claimed by São  Paulo for tax assessments and penalties is approximately 4 million Reais (approximately $1.6 million).

The current potential aggregate exposure in taxes, fines and interest for the ISS and the ICMS tax matters could be up to approximately 84 million Reais (approximately $36 million).